Expense Example - Class A C S I T Shares - Janus Henderson Global Allocation Fund - Growth	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	685	916	1,167	1,881	292	594	1,021	2,016	132	412	713	1,568	91	284	493	1,096	107	334	579	1,283